UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-01728

Nicholas Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

700 North Water Street, Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650 Date of Fiscal Year End: 03/31/2009 Date of Reporting Period: 12/31/2008

Item 1. Schedule of Investments.

	Nicholas Fund, Inc.
Schedule of Investments (unaudited)
	December 31, 2008

		VALUE
		--------------
COMMON STOCKS - 92.42%
	Consumer Discretionary - Auto
	& Components - 0.90%
575,100	Johnson Controls, Inc.	$ 10,443,816
		--------------
	Consumer Discretionary - Durables
	& Apparel - 2.14%
600,000	Fortune Brands, Inc.	24,768,000
		--------------
	Consumer Discretionary - Services - 0.83%
832,868	DineEquity, Inc.	9,627,954
		--------------
	Consumer Discretionary - Hotels, Restaurants
	& Leisure - 3.82%
1,400,000	Yum! Brands, Inc.	44,100,000
		--------------
	Consumer Discretionary - Retail - 8.40%
380,000	Jos. A. Bank Clothiers, Inc. *	9,937,000
650,000	Kohl's Corporation *	23,530,000
1,692,476	O'Reilly Automotive, Inc. *	52,026,712
676,160	Penske Automotive Group, Inc.	5,192,909
1,130,886	Sally Beauty Company, Inc. *	6,434,741
		--------------
		97,121,362
		--------------
	Consumer Staples - Food
	& Staple Retail - 3.10%
1,450,000	Walgreen Co.	35,771,500
		--------------
	Consumer Staples - Food, Beverage
	& Tobacco - 3.67%
300,000	Altria Group, Inc.	4,518,000
2,404,800	Constellation Brands, Inc. - Class A *	37,923,696
		--------------
		42,441,696
		--------------
	Consumer Staples - Household & Personal
	Products - 1.35%
650,000	Avon Products, Inc.	15,619,500
		--------------
	Energy - 10.04%
400,000	Apache Corporation	29,812,000
213,300	Bristow Group Inc. *	5,714,307
881,300	Inergy, L.P.	15,017,352
230,000	Kayne Anderson Energy Development Company	1,727,300
700,000	Kayne Anderson Energy Total Return Fund, Inc.	8,050,000
700,000	Kayne Anderson MLP Investment Company	11,410,000
1,070,285	Kinder Morgan Management, LLC *	42,789,975
150,000	McMoRan Exploration Co. *	1,470,000
		--------------
		115,990,934
		--------------
	Financials - Banks - 2.02%
1,544,126	Marshall & Ilsley Corporation	21,061,879
642,975	MGIC Investment Corporation	2,237,553
		--------------
		23,299,432
		--------------
	Financials - Diversified - 4.65%
1,000,000	Affiliated Managers Group, Inc. *	41,920,000
599,085	Leucadia National Corporation	11,861,883
		--------------
		53,781,883
		--------------
	Financials - Insurance - 7.69%
700	Berkshire Hathaway Inc. - Class A *	67,620,000
750,000	Loews Corporation	21,187,500
		--------------
		88,807,500
		--------------
	Financials - Real Estate - 0.08%
253,550	Cohen & Steers Quality
	Income Realty Fund, Inc.	963,490
		--------------
	Health Care - Equipment - 3.75%
280,000	Alcon, Inc.	24,973,200
507,500	Covidien Ltd.	18,391,800
		--------------
		43,365,000
		--------------
	Health Care - Pharmaceuticals &
	Biotechnology - 5.62%
228,000	Charles River Laboratories
	International, Inc.	5,973,600
550,000	Gilead Sciences, Inc. *	28,127,000
905,688	Thermo Fisher Scientific Inc. *	30,856,790
		--------------
		64,957,390

		--------------
	Health Care - Services - 7.41%
731,087	Cardinal Health, Inc.	25,200,569
850,000	DaVita, Inc. *	42,134,500
920,000	VCA Antech, Inc. *	18,289,600
		--------------
		85,624,669
		--------------
	Industrials - Capital Goods - 12.19%
905,173	Brady Corporation	21,678,894
300,000	Briggs & Stratton Corporation	5,277,000
600,000	Chicago Bridge & Iron Company N.V.	6,030,000
136,100	Curtiss-Wright Corporation	4,544,379
100,000	EMCOR Group, Inc. *	2,243,000
400,164	General Dynamics Corporation	23,045,445
300,000	Lincoln Electric Holdings, Inc.	15,279,000
2,083,300	Oshkosh Corporation	18,520,537
425,000	W.W. Grainger, Inc.	33,507,000
465,800	Woodward Governor Company	10,722,716
		--------------
		140,847,971
		--------------
	Industrials - Commercial Services
	& Supplies - 1.80%
756,500	Copart, Inc. *	20,569,235
57,630	Interface, Inc. - Class A	267,403
		--------------
		20,836,638
		--------------
	Information Technology - Hardware
	& Equipment - 1.88%
250,400	Mettler-Toledo International Inc. *	16,876,960
250,000	ScanSource, Inc. *	4,817,500
		--------------
		21,694,460
		--------------
	Information Technology - Software
	& Services - 4.12%
785,000	Fiserv, Inc. *	28,550,450
500,000	Hewitt Associates, Inc. *	14,190,000
200,000	Solera Holdings, Inc. *	4,820,000
		--------------
		47,560,450
		--------------
	Materials - 6.96%
250,000	Airgas, Inc.	9,747,500
350,000	AptarGroup, Inc.	12,334,000
1,000,000	Bemis Company, Inc.	23,680,000
300,000	RPM International, Inc.	3,987,000
653,400	Stepan Company	30,703,266
		--------------
		80,451,766
		--------------

TOTAL Common Stocks	(COST: $ 1,053,744,172)	1,068,075,411
		--------------

SHORT-TERM INVESTMENTS - 7.79%
	Commercial Paper - 7.57%
$3,000,000	Alcoa Inc. 01/02/09, 4.45%	3,000,000
3,525,000	Integrys Energy Group, Inc. 01/05/09, 6.40%	3,523,120
4,000,000	Volkswagen of America, Inc. 01/05/09, 5.45%	3,998,183
3,325,000	Integrys Energy Group, Inc. 01/06/09, 5.75%	3,322,876
5,000,000	Kellogg Company 01/06/09, 4.00%	4,997,778
5,525,000	Diageo Capital plc 01/07/09, 5.70%	5,520,626
2,960,000	Integrys Energy Group, Inc. 01/07/09, 5.70%	2,957,657
3,025,000	Integrys Energy Group, Inc. 01/08/09, 6.15%	3,021,899
3,375,000	Kellogg Company 01/09/09, 3.70%	3,372,572
5,000,000	Diageo Capital plc 01/12/09, 4.95%	4,993,125
450,000	Integrys Energy Group, Inc. 01/13/09, 6.10%	449,161
1,675,000	Kellogg Company 01/13/09, 4.00%	1,672,953
4,130,000	Kellogg Company 01/14/09, 4.20%	4,124,218
2,310,000	General Mills, Inc. 01/15/09, 4.40%	2,306,329
4,025,000	ITT Corporation 01/15/08, 4.25%	4,018,823
2,670,000	Integrys Energy Group, Inc. 01/16/09, 5.70%	2,664,082
5,000,000	CVS Corporation 01/20/09, 5.50%	4,986,250
5,000,000	Kellogg Company 01/21/09, 4.22%	4,988,864
2,940,000	General Mills, Inc. 01/22/09, 4.00%	2,933,467
5,000,000	H.J. Heinz Finance Company 01/23/09, 1.50%	4,995,625
5,645,000	Kraft Foods Inc. 01/26/09, 2.40%	5,635,968
3,130,000	Integrys Energy Group, Inc. 01/27/09, 4.80%	3,119,566
3,000,000	Kellogg Company 01/29/09, 4.20%	2,990,550
4,000,000	Wisconsin Energy Corporation 01/29/09, 2.00%	3,994,000
		--------------
		87,587,692
		--------------
	Variable Rate Security - 0.22%
2,501,121	Corporate Central Credit Union 01/02/09, 0.12%	2,501,121
		--------------

TOTAL Short-term Investments	(COST: $ 90,088,813)	90,088,813
		--------------

TOTAL SECURITY HOLDINGS - 100.21%		1,158,164,224
		--------------

LIABILITIES, NET OF OTHER ASSETS -	(0.21)%	(2,455,780)
		--------------
TOTAL NET ASSETS		$1,155,708,444
		--------------
		--------------

% OF NET ASSETS
* NON-INCOME PRODUCING

As of December 31, 2008, investment cost for federal tax purposes was $1,152,388,892 and the tax basis components of unrealized appreciation/depreciation were as follows:

Unrealized appreciation	$ 276,213,121
Unrealized depreciation	(270,437,789)
-------------
Net unrealized appreciation	$ 5,775,332
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For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Finanacial Accounting Standard No. 157.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$1,068,075,411
Level 2 - Other Significant Observable Inputs	90,088,813
Level 3 - Significant Unobservable Inputs	--
--------------
Total	$1,158,164,224
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--------------

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Fund, Inc.

By: /s/ Albert O. Nicholas Name: Albert O. Nicholas Title: Principal Executive Officer Date: 02/26/2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Albert O. Nicholas Name: Albert O. Nicholas Title: Principal Executive Officer Date: 02/26/2009 By: /s/ Jeffrey T. May Name: Jeffrey T. May Title: Principal Financial Officer Date: 02/26/2009